Pension Plans and Similar Obligations - Actuarial Assumptions (Details)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Foreign Post Employment Plans
Pension Plans and Similar Obligations
Discount rates	3.00%	3.70%	4.20%
Germany
Pension Plans and Similar Obligations
Discount rates	0.90%	0.80%	2.30%
Foreign
Pension Plans and Similar Obligations
Discount rates	0.40%	0.30%	1.00%